GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 26, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses.  Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other.  We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired.  As the carrying amount of these assets are recoverable based upon a discounted cash flow and market approach analysis, no impairment was recognized.

The changes in the net carrying amount of goodwill by reporting segment for the years ended December 26, 2015 and December 27, 2014, are as follows (in thousands):

	North	South	West	All Other	Total
Balance as of December 28, 2013	44,983	43,625	62,176	9,362	160,146
Acquisitions	—	—	22,916	—	22,916
Balance as of December 27, 2014	44,983	43,625	85,092	9,362	183,062
2015 Acquisitions	—	—	789	618	1,407
2014 Final Purchase Accounting	—	—	(1,328)	—	(1,328)
Other	(1,730)	—	—	(421)	(2,151)
Balance as of December 26, 2015	$43,253	43,625	$84,553	$9,559	$180,990

Indefinite-lived intangible assets totaled $2.3 million as of December 26, 2015 and December 27, 2014 related to the Consumer Products segment.

The following amounts were included in other amortizable intangible assets, net as of December 26, 2015 and December 27, 2014 (in thousands):

	2015		2014
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$5,496	$(1,725)	$2,917	$(1,019)
Customer relationships	19,194	(10,140)	9,480	(8,027)
Licensing agreements	4,589	(2,524)	4,589	(2,065)
Patents	3,563	(3,096)	3,464	(2,860)
Total	$32,842	$(17,485)	$20,450	$(13,971)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 15 years
Customer relationship	5 to 15 years
Licensing agreements	10 years

Amortization expense of intangibles totaled $3.5 million, $2.4 million and $2.5 million in 2015, 2014 and 2013, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2016	$2,373
2017	2,070
2018	1,812
2019	1,528
2020	1,117
Thereafter	6,457
Total	$15,357